Subsequent Events - Additional Information (Detail)		2 Months Ended	12 Months Ended
	Jan. 31, 2022 Day $ / shares shares	Mar. 08, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Stock issued during the period shares exercise of options | shares		693,330	308,443
Proceeds from exercise of stock options | $		$ 404,000	$ 180,000
Common stock, par value			$ 0.0001	$ 0.0001
Number of shares placed into escrow | shares	3,150,000
Earn-out trigger, weighted average share price			$ 12.5
Earn-out trigger, threshold trading days | Day	20
Earn-out trigger, threshold consecutive trading days | Day	30
Common stock consideration per share	$ 12.5
Comera Merger [Member]
Subsequent Event [Line Items]
Common stock, par value	0.0001
Comera Merger [Member] | Comera Life Sciences Inc [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.001